RODNEY SQUARE MANAGEMENT CORPORATION
                               Rodney Square North
                            1100 North Market Street
                         Wilmington, Delaware 19890-0001



                                                                     Rule 497(j)
                                                                File No. 2-99436
                                                               File No. 811-4372


                                                                 January 6, 1998



VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  The Rodney Square Tax Exempt Fund
          Post-Effective Amendment No. 16 to
          Registration Statement on Form N-1A
          File No. 2-99436
          File No. 811-4372
          CIK No. 773826

Ladies and Gentlemen:

     On behalf of The Rodney Square Tax-Exempt Fund (the "Fund") and pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 16 to the Fund's Registration Statement on Form N-1A as filed electronically on December 24, 1997.

     All questions and comments regarding the enclosed materials should be address to the undersigned at Rodney Square Management Corporation, Rodney Square North, 1100 North Market Street, Wilmington, Delaware 19890-0001, phone number: (302) 651-8998.

                                   Sincerely,



                                   /s/ Carl M. Rizzo
                                   ------------------------------------------
                                   Carl M. Rizzo
                                   Secretary